Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gain on sale and (Write-down) of assets	$ 10,360	$ 21,863	$ (92,368)
Equity income (loss)	3,432	244	(14,107)
Depreciation, Depletion and Amortization	97,551	99,033	106,084
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Gain on sale and (Write-down) of assets	10,360	8,888	(92,368)
Equity income (loss)	3,432	244	(14,107)
Depreciation, Depletion and Amortization	97,551	99,033	106,084
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Gain on sale and (Write-down) of assets	0	12,975	0
Equity income (loss)	0	0	0
Depreciation, Depletion and Amortization	$ 0	$ 0	$ 0